Leases (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Jun. 21, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Lease rent per month			$ 11,367
Right-of-use asset, operating lease	$ 229,834	$ 340,987		$ 106,155
Lease liability, operating	233,627	$ 342,575		$ 106,151
For Period Till November 2023
Lessee, Lease, Description [Line Items]
Lease rent per month	11,367
From Period Till November 2024
Lessee, Lease, Description [Line Items]
Lease rent per month			$ 11,625
From Period Till Lease Expiration 2024
Lessee, Lease, Description [Line Items]
Lease rent per month	$ 11,625